FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 44	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 43	☒

THE GATEWAY TRUST
Rookwood Tower, Suite 600
3805 Edwards Road
Cincinnati, Ohio 45209
Telephone Number (513) 719-1100

Agent for Service:	Copy to:
GEOFFREY KEENAN	Donald S. Mendelsohn, Esq..
Gateway Investment Advisers, L.P.	Thompson Hine LLP
Rookwood Tower, Suite 600	312 Walnut Street, 14th Floor
3805 Edwards Road	Cincinnati, Ohio 45202
Cincinnati, Ohio 45209

It is proposed that this filing will become effective (check the appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A

Prospectus of the Gateway Fund dated May 1, 2007, is incorporated by reference to Post Effective Amendment No. 43 (Investment Company Act No. 42) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 30, 2007, SEC Accession No: 0001144204-07-021467.

Part B

(a)
Statement of Additional Information of the Gateway Fund dated May 1, 2007, is incorporated by reference to Post Effective Amendment No. 43 (Investment Company Act No. 42) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 30, 2007, SEC Accession No. 0001144204-07-021467.

(b)
Part B, Supplement dated February 5, 2008 to the Statement of Additional Information of the Gateway Fund is incorporated by reference to Definitive Materials filed under Rule 497 on February 5, 2008, SEC Accession No. 0001144204-08-006272.

PART C: OTHER INFORMATION

ITEM 23.	Exhibits:

(a)	ARTICLES OF INCORPORATION

Registrant’s Second Amended Agreement and Declaration of Trust dated December 29, 1992 is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 31 (Investment Company Act No. 29) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 30, 1998.

Amendment No. 1 to Registrant’s Second Amended Agreement and Declaration of Trust is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 31 (Investment Company Act No. 29) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 30, 1998.

Amendment No. 2 to Registrant’s Second Amended Agreement and Declaration of Trust is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 31 (Investment Company Act No. 29) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 30, 1998.

Amendment No. 3 to Registrant’s Second Amended Agreement and Declaration of Trust is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 31 (Investment Company Act No. 29) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 30, 1998.

Amendment No. 4 to Registrant’s Second Amended Agreement and Declaration of Trust is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 31 (Investment Company Act No. 29) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 30, 1998.

Amendment No. 5 to Registrant’s Second Amended Agreement and Declaration of Trust is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 31 (Investment Company Act No. 29) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 30, 1998.

Amendment No. 6 to Registrant’s Second Amended Agreement and Declaration of Trust is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 31 (Investment Company Act No. 29) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 30, 1998.

Amendment No. 7 to Registrant’s Second Amended Agreement and Declaration of Trust is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 31 (Investment Company Act No. 29) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 30, 1998.

Amendment No. 8 to Registrant’s Second Amended Agreement and Declaration of Trust is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 39 (Investment Company Act No. 38) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 29, 2004.

Amendment No. 9 to Registrant’s Second Amended Agreement and Declaration of Trust is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 39 (Investment Company Act No. 38) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 29, 2004.

(b)	BYLAWS

Registrant’s By-Laws as restated dated October 29, 1996 are incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 30 (Investment Company Act No. 28) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on February 28, 1997.

Amendment to Section 2.5 of Registrant’s By-Laws, effective September 24, 1998, is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No.32 (Investment Company Act No 30) to Registration Statement No. 2-59859 filed with the Securities and Exchange Commission on November 2, 1998.

(c)	INSTRUMENTS DESCRIBING RIGHTS OF SECURITY HOLDERS

None.

(d)	INVESTMENT ADVISORY CONTRACTS

Management Agreement dated January 1, 2006 between the Gateway Fund and Gateway Investment Advisers, L.P. is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 42 (Investment Company Act No. 41) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 19, 2006.

(e)	UNDERWRITING CONTRACTS

None.

(f)	BONUS OR PROFIT SHARING CONTRACTS

None.

(g)	CUSTODIAN AGREEMENTS

The Master Custodian Agreement, Amendment No. 1 to Master Custodian Agreement and Letter Agreement to Master Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the Gateway Fund are filed herewith.

(h)	OTHER MATERIAL CONTRACTS

Services Agreement dated January 1, 1998 between Registrant and Gateway Investment Advisers, L.P. with respect to the Gateway Fund is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 31 (Investment Company Act No. 29) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 30, 1998.

(i)	LEGAL OPINION AND CONSENT

A Legal Opinion prepared by Thompson Hine LLP which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 37 on April 30, 2002 is hereby incorporated by reference. A Consent prepared by Thompson Hine LLP to incorporate by reference the Legal Opinion is filed herewith.

(j)	OTHER OPINIONS

Consent of Ernst & Young LLP is filed herewith.

(k)	OMITTED FINANCIAL STATEMENTS

None.

(l)	INITIAL CAPITAL AGREEMENTS

None.

(m)	RULE 12B-1 PLAN

The Gateway Fund’s Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 33 (Investment Company Act No. 31) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on March 2, 1999.

(n)	RULE 18F-3 PLAN

None.

(o)	RESERVED

(p)	CODE OF ETHICS

(1)
The Code of Ethics for the Gateway Trust adopted under rule 17j-1 of the Investment Company Act of 1940 is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 43 (Investment Company Act No. 42) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 30, 2007.

(2)
The Code of Ethics for Gateway Investment Advisers, L.P. adopted under rule 17j-1 of the Investment Company Act of 1940 is incorporated by reference to Exhibits to Registrant’s Post-Effective Amendment No. 43 (Investment Company Act No. 42) to Registration Statement No. 2-59895 filed with the Securities and Exchange Commission on April 30, 2007.

(q)	POWERS OF ATTORNEY FOR THE TRUSTEES OF THE REGISTRANT ARE FILED HEREWITH.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM 25.	INDEMNIFICATION

The Second Amended Agreement and Declaration of Trust of the Registrant dated as of December 29, 1992 (the “Declaration of Trust”), provides for the indemnification of the trustees, officers, employees and agents of the Registrant. Such indemnification is mandatory to the extent that such trustee, officer, employee or agent is successful on the merits or otherwise in defense of any claim, issue or matter arising out of any action, suit or proceeding. In all other cases, trustees, directors, officers, employees and agents of the Registrant may be indemnified by the Registrant provided that the requirements for such indemnification set forth in the Declaration of Trust are fulfilled. These indemnification provisions, which were amended by vote of the shareholders in October 1990 and became effective on January 30, 1991, generally follow the indemnification provisions authorized by Ohio law for Ohio corporations as of May 1986, but include supplemental provisions designed to comply with requirements of the Investment Company Act of 1940.

The Registrant will not indemnify any person if such indemnification would be unlawful under the Securities Act of 1933 or the Investment Company Act of 1940.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Gateway Investment Advisers, L.P. (the “Adviser”) the general partner of which is Gateway Investment Advisers, Inc. (the “GIA”) is the investment adviser to the Trust and to other individually managed accounts as well.

ITEM 27.	PRINCIPAL UNDERWRITERS

None.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Gateway Investment Advisers, L.P., located at Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209.

ITEM 29.	MANAGEMENT SERVICES

None.

ITEM 30.	UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and the State of Ohio on the 5th day of February, 2008.

THE GATEWAY TRUST

By:	/s/ Walter G. Sall
Walter G. Sall, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Dated: February 5, 2008	/s/ Walter G. Sall
Walter G. Sall, Chairman, Principal Executive Officer and Trustee

Dated: February 5, 2008	/s/ Gary H. Goldschmidt
Gary H. Goldschmidt, Treasurer and Principal Accounting Officer

James M. Anderson, Trustee
Kenneth A. Drucker, Trustee
Susan J. Hickenlooper, Trustee
J. Patrick Rogers, Trustee George A. Turk, Trustee
By: /s/ Walter G. Sall
Walter G. Sall, Attorney-in-Fact and Trustee
Dated: February 5, 2008

EXHIBIT INDEX

Exhibit Number	Description of Exhibit	Exhibit Tag

1.	Custody Agreement documents for Gateway Fund	Ex-99.23.g

2.	Consent of Counsel	Ex-99.23.i

3.	Consent of Ernst & Young LLP	Ex-99.23.j

4.	Powers of Attorney	Ex - 99.23.q